File No. 333-192305

811-22912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 8  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 12  [X]

(Check appropriate box or boxes.)

Dreyfus BNY Mellon Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 ___ on (date) pursuant to paragraph (b)

 ___ days after filing pursuant to paragraph (a)(1)

 ___ on (date) pursuant to paragraph (a)(1)

 ___ days after filing pursuant to paragraph (a)(2)

 ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Alternative Diversifier Strategies Fund, Dreyfus Select Managers Long/Short Equity Fund and Dreyfus TOBAM Emerging Markets Fund and does not affect the Registration Statement of Dreyfus Global Emerging Markets Fund and Dreyfus Yield Enhancement Strategies Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of April, 2014.

Dreyfus BNY Mellon Funds, Inc

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	4/11/2014

Bradley J. Skapyak

	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	4/11/2014

James Windels

	/s/ Joseph S. DiMartino*	Chairman of the Board	4/11/2014

Joseph S. DiMartino

	/s/ James M. Fitzgibbons*	Board Member	4/11/2014

James M. Fitzgibbons

	/s/ Kenneth A. Himmel*	Board Member	4/11/2014

Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	4/11/2014

Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	4/11/2014

Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	4/11/2014

Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	4/11/2014

Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

Exhibits

INDEX OF EXHIBITS

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.